Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,746,348	$ 1,682,676
Cash flows	136,798	(153,944)
Foreign exchange movement	(330)	448
Leases	107,118	124,835
Other	10,570	92,333
Ending balance	2,000,504	1,746,348
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,462,691	1,444,303
Cash flows	197,938	(73,945)
Foreign exchange movement	0	0
Leases	0	0
Other	10,178	92,333
Ending balance	1,670,807	1,462,691
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	283,657	238,373
Cash flows	(61,140)	(79,999)
Foreign exchange movement	(330)	448
Leases	107,118	124,835
Other	392	0
Ending balance	$ 329,697	$ 283,657